Schedule of Revenue Disaggregated (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 9,430,228	$ 6,295,851	$ 30,163,944	$ 25,986,786	$ 33,727,222	$ 29,049,345
Whole Sale Oils [Member]
IfrsStatementLineItems [Line Items]
Total revenues	2,295,898	1,817,091	6,732,108	8,029,899	11,481,072	20,451,942
Hype protein meals [member]
IfrsStatementLineItems [Line Items]
Total revenues	2,300,636	1,556,865	7,647,279	7,514,787	9,175,505	5,577,709
Toll crushing service [member]
IfrsStatementLineItems [Line Items]
Total revenues	58,011		58,011	222,095	222,095	2,156,827
Seeds [member]
IfrsStatementLineItems [Line Items]
Total revenues				23,490		664,000
Other sales [member]
IfrsStatementLineItems [Line Items]
Total revenues	27,678	119,683	96,094	319,954	291,351	198,867
Retail oils [member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 4,748,005	$ 2,802,212	$ 15,630,452	$ 9,876,561	$ 12,557,199